SCHEDULE OF EQUITY INVESTMENT (Details) - USD ($)	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenue						$ 263,445
Net loss	$ (2,263,210)	$ (2,365,596)	$ (3,820,222)		$ (4,788,779)	(6,522,408)	$ (5,739,600)
Current assets	3,371,137		3,371,137	$ 5,465,621		5,465,621	6,272,444
Current liabilities	517,434		517,434	778,472		778,472	714,849
Stakeholders deficit	5,440,249		5,440,249	6,480,009		6,480,009	5,846,379
Gross loss	(67,657)		(41,042)		$ 87,389	208,267	$ 235,691
Plantify Foods Inc [Member]
Revenue	25,000		357,000	455,000
Gross loss				(73,000)
Net loss	(367,000)		(1,920,000)	(1,839,000)
Current assets				551,000		551,000
Noncurrent assets				1,766,000		1,766,000
Current liabilities				2,187,000		2,187,000
Stakeholders deficit				$ (643,000)		$ (643,000)
Gross loss	$ (63,000)		$ (186,000)